Consolidated Statements of Comprehensive Income/ (Loss) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue from operations
Revenue from contracts with customers	$ 586	$ 18,402
Genetic testing services			$ 25,444	$ 189,254	$ 518,506
Cost of sales of goods	(194,501)	(79,674)	(276,267)	(300,088)	(492,417)
Gross profit (loss) from operations	(193,915)	(61,272)	(250,823)	(110,834)	26,089
Other income	447,756	338,588
Other gains/(losses)	258,078	161,857	(407,482)
General and administrative expenses	(1,747,705)	(1,921,790)	(3,830,198)	(3,015,818)	(3,109,530)
Laboratory, research and development costs	(1,128,124)	(1,401,189)	(2,360,762)	(2,210,498)	(2,366,334)
Selling and marketing expenses	(276,550)	(229,144)	(576,077)	(1,066,404)	(2,721,474)
Operating loss	(2,640,460)	(3,112,950)
Finance expenses	(7,238)	(10,422)	(20,031)	(28,843)	(31,995)
Foreign exchange gains reclassified on liquidation of subsidiary				527,049
Impairment of intangible assets expenses					(544,694)
Non-operating income and expenses			1,019,769	441,476	344,112
Loss before income tax	(2,647,698)	(3,123,372)	(6,425,604)	(5,463,872)	(8,403,826)
Income tax expense
Loss for the period	(2,647,698)	(3,123,372)	(6,425,604)	(5,463,872)	(8,403,826)
Other comprehensive loss
Items that may be reclassified to profit or loss: Exchange gains/(losses) on translation of controlled foreign operations	(381,163)	(54,789)	23,668	(522,966)	(130,655)
Other comprehensive income/(loss) for the year, net of tax	(381,163)		23,668	(522,966)	(130,655)
Total comprehensive loss for the period	(3,028,861)	(3,178,161)	(6,401,936)	(5,986,838)	(8,534,481)
Total comprehensive loss for the period
Owners of Genetic Technologies Limited	$ (3,028,861)	$ (3,178,161)	(6,425,604)	(5,463,872)	(8,403,826)
Non-controlling interests
Total loss for the year			(6,425,604)	(5,463,872)	(8,403,826)
Total comprehensive loss for the year is attributable to:
Owners of Genetic Technologies Limited			(6,401,936)	(5,986,838)	(8,534,481)
Non-controlling interests
Total comprehensive loss for the year			$ (6,401,936)	$ (5,986,838)	$ (8,534,481)
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the company:
Basic earnings per share	$ (0.08)	$ (0.12)
Diluted earnings per share	(0.08)	(0.12)
Loss per share for profit attributable to the ordinary equity holders of the company:
Basic earnings per share	(0.08)	(0.12)
Diluted earnings per share	$ (0.08)	$ (0.12)
Basic and diluted net loss per ordinary share			$ (0.24)	$ (0.22)	$ (0.4)
Weighted-average shares outstanding	3,331,576,766	2,558,004,460	2,635,454,870	2,435,282,724	2,121,638,888